Accrued Expenses and Other Current Liabilities - Schedule of Accrued Expenses and Other Current Liabilities (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Payables and Accruals [Abstract]
Payable for advertisement	¥ 233,918		¥ 261,599
Accrued payroll and welfare	259,466		254,264
Balance of users' virtual accounts	134,282		127,520
Other tax payables	57,548		11,912
Payable for repurchase of subsidiary's share options	53,922		52,566
Accrued professional services and related service fee	60,749		53,974
VAT payable	23,661		29,930
Others	87,504		63,070
Total	¥ 911,050	$ 142,964	¥ 854,835